INVESTMENT PROPERTY	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
INVESTMENT PROPERTY

12. INVESTMENT PROPERTY

	2022	2021
	RMB’000	RMB’000
Cost
As of beginning of the year	401,231	37,253
Transferred from property, plant and equipment	—	331,359
Transferred from right-of-use assets	—	32,619
Transferred to assets classified as held for sale	(401,231)
As of end of the year	—	401,231

Accumulated depreciation
As of beginning of the year	(53,987)	(1,886)
Depreciation for the year	—	—
Transferred from property, plant and equipment	—	(47,452)
Transferred from right-of-use assets	—	(4,649)
Transferred to assets classified as held for sale	53,987
As of end of the year	—	(53,987)

Impairment for the year
As of beginning of the year	(347,244)	(35,367)
Transferred from property, plant and equipment	—	(283,907)
Transferred from right-of-use assets	—	(27,970)
Transferred to assets classified as held for sale	347,244
As of end of the year	—	(347,244)

Carrying amount
At December 31, 2022 and 2021	—	—

The Company’s investment property was reclassified as an asset held for sale as of December 31, 2022 and thus has no fair value. The fair value of this investment property, which is the estimation of the depreciated replacement cost, as of December 31, 2021 was RMB 269,900,000.

However, due to the absence of the real estate ownership certificate, the Company assessed the recoverable amount of investment property, and determined that carrying amount was nil at December 31, 2022 and 2021.

During the year ended December 31, 2021, Hengdali subleased all its land and buildings. The cost, accumulated depreciation and impairment of land and buildings were reclassified to investment property. The net effect on the consolidated balance sheet was nil.